Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Mortgage prepayment			$ 1,314
Interest rates of prepaid mortgages			8.55% and 7.95%
Prepayment penalty			$ 116
Deferred loan costs on early prepayment			$ 15
Environmental remediation recovery		$ 3,000
Gain on investment land sold				$ 6,029	$ (34)	$ 476
Environmental remediation expense	$ 2,000			$ (1,000)	$ 0	$ 0
Windlass Run Phase 2
Gain on investment land sold		$ 6,277